Contract Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 9 – CONTRACT LIABILITIES

Amounts related to contract liabilities as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025

Patient services paid but not provided	$25,445	$20,212
MOD unshipped products	5,153	5,712
	$30,598	$25,924

Patient service contract liabilities relate to NCFM Optimal Health 365 annual access contracts, pursuant to which patients prepay for access to services to be provided at the patient’s request over a period of time, and CCN annual and semi-annual concierge fees that were fully recognized as of March 31, 2026. MOD sold but unshipped products represents orders paid by customers that have not shipped as of the balance sheet date.

NOTE 10 – CONTRACT LIABILITIES

Amounts related to contract liabilities as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Patient services paid but not provided - NCFM	$20,212	$86,201
Patient services paid but not provided - BTG	–	111,877
Patient services paid but not provided - CCN	3,278	32,743
Unshipped products - MOD	2,434	1,724
	$25,924	$232,545

Contract liabilities relate to (i) NCFM annual access contracts, including Medical Membership, Concierge Service and Optimal Health 365 Access Plan contracts pursuant to which patients prepay for access to services to be provided at the patient’s request over a period of time, (ii) prior to the sale of the assets and liabilities related to the practice on October 28,2025, BTG contracts pursuant to which patients prepay for access to a fixed number of visits used at the patients’ discretion, (iii) CCN annual and semi-annual concierge fees, and (iv) MOD sold but unshipped products.